JPMorgan U.S. Small Company Fund Average Annual Total Returns - A C I Shares [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
RUSSELL 3000 INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	23.81%	13.86%	12.55%
RUSSELL 2000 INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	11.54%	7.40%	7.82%
Class A
Prospectus [Line Items]
Average Annual Return, Percent	5.42%	7.49%	6.76%
Class C
Prospectus [Line Items]
Average Annual Return, Percent	9.75%	8.10%	6.90%
Class I
Prospectus [Line Items]
Average Annual Return, Percent	11.59%	8.93%	7.60%
Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	9.69%	6.61%	5.81%
Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	8.36%	6.59%	5.67%